Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered	Each Company has established a policy designed to prohibit officers, directors, and employees of the Company and GC Advisors from purchasing or selling securities of the Companies while in possession of material nonpublic information, or otherwise using such information for their personal benefit or in any manner that would violate applicable laws and regulations. The policy also prohibits short-selling and margining of either the Companies’ securities or the securities of existing or prospective portfolio companies. The policy